FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES RECORDED AT FAIR VALUE

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of September 30, 2025. There were no financial assets and liabilities recorded at fair value as of December 31, 2024.

	At September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$1,750,140	$1,750,140
CCS Note (Note 7)	-	-	5,253,117	5,253,117
Loan payable to related party (Note 9)	-	-	10,731,267	10,731,267
Public Warrants	-	-	1,840,000	1,840,000
Private Placement Warrants	-	-	2,240,000	2,240,000
Note payable – Polar (Note 7)	-	-	1,800,489	1,800,489
Total liabilities	$-	$-	$23,615,012	$23,615,012

SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY LIABILITIES MEASURED USING LEVEL 3 INPUTS

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the three months ended September 30, 2025:

	Three Months Ended September 30, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$1,746,000	$-	$-	$4,140	$1,750,140
CCS Note (Note 7)	-	4,796,223	-	456,894	5,253,117
Loan payable to related party (Note 9)	4,114,000	6,276,423	-	340,844	10,731,267
Public Warrants	2,070,000	-	-	(230,000)	1,840,000
Private Placement Warrants	2,432,000	-	-	(192,000)	2,240,000
Note payable – Polar (Note 7)	1,604,652	-	-	195,837	1,800,489
Total	$11,966,652	$11,072,646	$-	$575,714	$23,615,012

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the nine months ended September 30, 2025:

	Nine Months Ended September 30, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$-	$1,668,000	$-	$82,140	$1,750,140
CCS Note (Note 7)	-	4,796,223	-	456,984	5,253,117
Loan payable to related party (Note 8)	-	10,311,423	-	419,844	10,731,267
Public Warrants	-	121,900,000	-	(120,060,000)	1,840,000
Private Placement Warrants	-	88,768,000	-	(86,528,000)	2,240,000
Note payable – Polar (Note 6)	-	6,480,632	-	(4,680,143)	1,800,489
Total	$-	$233,924,278	$-	$(210,309,266)	$23,615,012

SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and September 30, 2025, were as follows:

	Three Months Ended September 30, 2025
	Note Payable(1)	CCS Note(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25	1.25 – 1.48	0.25 – 1.00
Risk-adjusted discount rate	11.89%	11.96% - 16.95%	11.89% - 17.38%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS

The key inputs into the models for the Public Warrants were as follows:

Input	September 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.65%
Dividend yield	0.00%
Expected term (years)	4.68
Expected volatility	84.5%
Class A common stock price	$1.31

Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS

The key inputs into the models for the Private Placement Warrants were as follows:

Input	September 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.72%
Dividend yield	0.00%
Expected term (years)	4.68
Expected volatility	84.5%
Class A common stock price	$1.31

Loan Payable Polar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE

The Note Payable - Polar was valued using a Monte Carlo simulation model. The key inputs into the models for the Note Payable - Polar were as follows:

Input	September 30, 2025

Risk-free rate	4.02%
Expected term (years)	0.25
Expected volatility	84.5%
Class A common stock price	$1.31